Auditors' remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Schedule of auditors' remuneration

		2017	2016	2015
	Footnote	$m	$m	$m
Audit fees payable to PwC	1	84.8	65.7	62.0
Other audit fees payable		1.2	1.6	1.2
Year ended 31 Dec		86.0	67.3	63.2

Fees payable by HSBC to PwC
		2017	2016	2015
	Footnotes	$m	$m	$m
Fees for HSBC Holdings’ statutory audit	2	15.1	14.0	13.1
Fees for other services provided to HSBC		114.6	97.1	85.1
– audit of HSBC’s subsidiaries	3	69.7	51.7	48.9
– audit-related assurance services	4	22.5	20.6	16.6
– taxation compliance services		1.2	1.9	1.0
– taxation advisory services		—	0.4	0.9
– other assurance services	5	3.9	4.5	2.8
– other non-audit services	5	17.3	18.0	14.9
Year ended 31 Dec		129.7	111.1	98.2

Schedule of fees payable by HSBC's associated pension schemes to PwC

Fees payable by HSBC’s associated pension schemes to PwC
	2017	2016	2015
	$000	$000	$000
Audit of HSBC’s associated pension schemes	260	208	352
Audit related assurance services	4	4	5
Year ended 31 Dec	264	212	357

1	The 2016 audit fees payable amount includes $4.2m related to the prior year audit in respect of overruns.

2
Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries which are clearly identifiable as being in support of the Group audit opinion.

3
Fees payable for the statutory audit of the financial statements of HSBC’s subsidiaries, including the 2017 and 2016 changes in scope and additional procedures performed due to the technology systems and data access controls matter as described on page 210.

4
Including services for assurance and other services that relate to statutory and regulatory filings, including comfort letters and interim reviews and work performed related to the implementation of IFRS 9.

5	Including other permitted services relating to advisory, corporate finance transactions, etc.